                 THIS FILING LISTS SECURITIES HOLDINGS REPORTED
                   ON THE FORM 13F FILED ON FEBRUARY 14, 2001
                            PURSUANT TO A REQUEST FOR
                      CONFIDENTIAL TREATMENT AND FOR WHICH
                     THAT REQUEST EXPIRED ON AUGUST 14, 2001

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: DECEMBER 31, 2000
                                               -----------------

Check here if Amendment [X  ]; Amendment Number: 2
                                                ---------------

    This Amendment (Check only one.):   [  ] is a restatement.
                                        [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        CHESAPEAKE PARTNERS MANAGEMENT CO., INC.
Address:     1829 REISTERSTOWN ROAD
             SUITE 220
             BALTIMORE, MARYLAND  21208

Form 13F File Number:  28- 4120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      MARK D. LERNER
Title:     VICE PRESIDENT
Phone:     (410) 602-0195

Signature, Place, and Date of Signing:

   /s/ MARK D. LERNER        BALTIMORE, MARYLAND           8/14/01
  ---------------------     ---------------------       -------------
     [Signature]               [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0
                                           ------------------------------

Form 13F Information Table Entry Total:    13
                                           ------------------------------

Form 13F Information Table Value Total:    $242,015
                                           ------------------------------
                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                FORM 13F INFORMATION TABLE

     COLUMN 1                 COLUMN 2     COLUMN 3    COLUMN 4             COLUMN 5         COLUMN 6   COLUMN 7     COLUMN 8
---------------------         --------    ---------    --------      ----------------------  --------   -------- ------------------
                              TITLE OF                  VALUE        SHRS OR     SH/   PUT/  INVESTMENT  OTHER    VOTING AUTHORITY
   NAME OF ISSUER              CLASS        CUSIP      (x$1000)      PRN AMT     PRN   CALL  DISCRETION MANAGERS SOLE  SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------------
CHRIS CRAFT                    COMMON     170520100     12,668       190,500     SH            SOLE              SOLE
-----------------------------------------------------------------------------------------------------------------------------------

CIRCLE.COM                     COMMON     832914204        197       350,550     SH            SOLE              SOLE
-----------------------------------------------------------------------------------------------------------------------------------

CNA SURETY                     COMMON     12612L108      2,314       162,400     SH            SOLE              SOLE
-----------------------------------------------------------------------------------------------------------------------------------

DIGEX INC.                     COMMON     253756100        225        10,000     SH            SOLE              SOLE
-----------------------------------------------------------------------------------------------------------------------------------

HARCOURT GENERAL               COMMON     41163G101     38,238       668,500     SH            SOLE              SOLE
-----------------------------------------------------------------------------------------------------------------------------------

HAVAS                          COMMON     419313101      3,059       216,560     SH            SOLE              SOLE
-----------------------------------------------------------------------------------------------------------------------------------

INTERMEDIA
COMMUNICATIONS                 COMMON     458801107      7,500       100,000     SH     PUT    SOLE                            NONE
-----------------------------------------------------------------------------------------------------------------------------------

MCN ENERGY GROUP               COMMON     55267J100      5,490       198,300     SH            SOLE              SOLE
-----------------------------------------------------------------------------------------------------------------------------------

QUAKER OATS                    COMMON     747402105     75,914       779,600     SH            SOLE              SOLE
-----------------------------------------------------------------------------------------------------------------------------------

GEORGIA PACIFIC
THE TIMBER GROUP               COMMON     373298702      2,293        76,600     SH            SOLE              SOLE
-----------------------------------------------------------------------------------------------------------------------------------

THERMO CARDIOSYSTEMS           COMMON     88355K200      4,164       475,900     SH            SOLE              SOLE
-----------------------------------------------------------------------------------------------------------------------------------

UNITED DOMINION                COMMON     909914103     11,526       945,700     SH            SOLE              SOLE
-----------------------------------------------------------------------------------------------------------------------------------

VOICESTREAM
WIRELESS                       COMMON     928615103     78,427       779,400     SH            SOLE              SOLE
-----------------------------------------------------------------------------------------------------------------------------------